Carnival Corporation & Plc Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
OPERATING ACTIVITIES
Net Income	$ 1,757	$ 1,216	$ 1,055
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,626	1,637	1,590
(Gains) losses on ship sales and ship impairments, net	(8)	2	163
Losses (gains) on fuel derivatives, net	576	271	(36)
Share-based compensation	55	52	42
Other, net	40	35	62
Changes in operating assets and liabilities
Receivables	4	75	(128)
Inventories	5	1	21
Insurance recoverables, prepaid expenses and other	131	422	424
Accounts payable	36	9	79
Accrued and other liabilities	(31)	(382)	(333)
Customer deposits	354	92	(105)
Net cash provided by operating activities	4,545	3,430	2,834
INVESTING ACTIVITIES
Additions to property and equipment	(2,294)	(2,583)	(2,149)
Proceeds from sale of ships	25	42	70
Payments of fuel derivative settlements	(219)	(2)	0
Other, net	10	36	23
Net cash used in investing activities	(2,478)	(2,507)	(2,056)
FINANCING ACTIVITIES
(Repayments of) proceeds from short-term borrowings, net	(633)	617	4
Principal repayments of long-term debt	(1,238)	(2,466)	(2,212)
Proceeds from issuance of long-term debt	2,041	1,626	2,687
Dividends paid	(816)	(776)	(1,164)
Purchases of treasury stock	(533)	0	(138)
Sales of treasury stock	264	0	35
Other, net	(27)	(29)	8
Net cash used in financing activities	(942)	(1,028)	(780)
Effect of exchange rate changes on cash and cash equivalents	(61)	(26)	(1)
Net increase (decrease) in cash and cash equivalents	1,064	(131)	(3)
Cash and cash equivalents at beginning of year	331	462	465
Cash and cash equivalents at end of year	$ 1,395	$ 331	$ 462